Award Timing Disclosure	12 Months Ended
Mar. 29, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding the Grant of Certain Equity Awards
Item 402(x) of Regulation
S-K
requires the Company to discuss its policies and practices on timing of awards of options in relation to the disclosure by the Company of material non-public
information. Equity awards are discretionary and are generally granted to our NEOs in May and August of each year. In certain circumstances, including the hiring, promotion or in connection with achievement of an exceptional performance of an officer, the Compensation Committee may approve grants at other times throughout the year. The Company does not currently grant stock options, stock appreciation rights, or similar option-like instruments. Eligible employees, including our NEOs, may voluntarily enroll in the ESPP and may purchase shares at a discount using payroll deductions accumulated during the applicable offering period. Purchase dates under the ESPP are generally the day preceding May 1 and November 1 each year. The Compensation Committee does not take material non-public
information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Method	Item 402(x) of Regulation
S-K
requires the Company to discuss its policies and practices on timing of awards of options in relation to the disclosure by the Company of material non-public
information. Equity awards are discretionary and are generally granted to our NEOs in May and August of each year. In certain circumstances, including the hiring, promotion or in connection with achievement of an exceptional performance of an officer, the Compensation Committee may approve grants at other times throughout the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false